14. NOTES PAYABLE, CAPITALIZED LEASES AND LONG TERM DEBT (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Notes to Financial Statements
Schedule Of Future Minimum Lease Payments For Capital Leases

Notes payable, capitalized leases and long term debt as of June 30, 2013 and September 30, 2012 consisted of the following:

	June 30,	September 30,
	2013	2012

BFI Business Finance Secured Credit Facility	$477,812	$568,475
TransTech capitalized leases, net of capitalized interest	7,744	17,943
Note payable to Umpqua Bank	200,000	-
Related party notes payable-
James Gingo Promissory Note	-	1,000,000
Lynn Felsinger	-	49,500
Total debt	685,556	1,635,918
Less current portion of long term debt	(683,101)	(1,631,903)
Long term debt	$2,455	$4,015

 The aggregate future minimum lease payments under capital leases, to the extent the leases have early cancellation options and excluding escalation charges, are as follows:

Years Ended September 30,	Total
2013	$13,928
2014	3,332
2015	683
2016	-
2017	-
Total	17,943
Less current portion of capitalized leases	(13,928)
Long term capital leases	$4,015

Schedule Of Maturities Of Long Term Debt

The aggregate future minimum lease payments under capital leases, to the extent the leases have early cancellation options and excluding escalation charges, are as follows:

Years Ended June 30,	Total
2014	$105,611
2015	65,292
2016	38,008
2017	-
2018	-
Beyond	-
Total	$208,911

Notes payable, capitalized leases and long term debt as of September 30, 2012 and 2011 consisted of the following:

	September 30,	September 30,
	2012	2011

BFI Finance Corp Secured Credit Facility	$568,475	$506,377
TransTech capitalized leases, net of capitalized interest	17,943	31,216
Related party notes payable-
James Gingo Promissory Note	1,000,000	1,650,000
RATLab LLC	-	150,000
Bradley E. Sparks	-	73,228
Lynn Felsinger	49,500	82,000
Ronald P. Erickson and affiliated parties	-	58,952
Total debt	1,635,918	2,551,773
Less current portion of long term debt	(1,631,903)	(1,537,191)
Long term debt	$4,015	$1,014,582

Aggregate maturities for notes payable, capitalized leases and long term debt	Aggregate maturities for notes payable, capitalized leases and long term debt by year are as follows:
Years Ended June 30,	Total
2014	$683,101
2015	2,455
2016	-
2017	-
2018	-
Total	$685,556

Aggregate maturities for notes payable, capitalized leases and long term debt by year are as follows:

Years Ended September 30,	Total
2013	$1,631,903
2014	3,332
2015	683
2016	-
2017	-
Total	$1,635,918